GEOGRAPHIC SEGMENTS	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
GEOGRAPHIC SEGMENTS
GEOGRAPHIC SEGMENTS
The Company operates principally in North America and Europe. Sales by geographic segment are determined based on the origin of shipment.

	Note				2019
(US $ millions)		North America	Europe	Unallocated	Total
Sales		$1,237	$494	$—	$1,731
EBITDA(1)		70	64	(14)	120
Depreciation and amortization	5, 6	110	26	—	136
Additions to property, plant and equipment	5	96	45	—	141
Property, plant and equipment	5	1,147	280	—	1,427
					2018
(US $ millions)		North America	Europe	Unallocated	Total
Sales		$1,907	$517	$—	$2,424
EBITDA(1)		570	86	(18)	638
Depreciation and amortization	5, 6	111	23	—	134
Additions to property, plant and equipment	5	186	18	—	204
Property, plant and equipment	5	1,159	243	—	1,402

(1)
EBITDA is a non-IFRS financial measure, which the Company uses to assess segment performance and operating results. The Company defines EBITDA as earnings before finance costs, interest income, income tax, depreciation and amortization, and costs on early extinguishment of debt. Non-IFRS financial measures do not have any standardized meaning prescribed by IFRS and are therefore unlikely to be comparable to similar measures presented by other companies.